Touchstone Small Cap Value Fund Fees and Expenses - Touchstone Small Cap Value Fund	Sep. 30, 2024
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective June 1, 2025.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be: